14. Trade and other receivables (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Total trade receivables		$ 8,958	$ 8,660
Total trade receivables, net		7,362	6,329
Current		4,731	3,762
Non-current		2,631	2,567
Third parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses		(1,528)	(2,286)
Related parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses		(68)	(45)
Gross carrying amount [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		3,950	5,609
Total		5,008	3,051
Gross carrying amount [member] | Receivables from the electricity sector [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		205	334
Gross carrying amount [member] | Investees [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		664	794
Gross carrying amount [member] | Third parties [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		3,081	4,481
Receivables from divestments	[1]	1,523	1,434
Lease receivables		467	482
Total		2,536	831
Gross carrying amount [member] | Petroleum and alcohol accounts from brazilian government [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		$ 482	$ 304

[1]	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.